UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported) February 14, 2023

     EPO II (B) CH LLC*

(Exact name of -securitizer as specified in its charter)

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: 0001914718

 _   Jason Frank (203) 409-3585

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0001914718

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Name and telephone number, including area code, of the person to contact in connection with this filing

*	EPO II (B) CH LLC, as securitizer, is filing this Form ABS-15G with respect to the issuance in a private placement of asset-backed securities during the reporting period by Oportun Funding 2021-1, LLC

EXPLANATORY NOTE:

This Form ABS-15G/A amends the Form ABS-15G filed on February 14, 2023 (SEC Accession Number 0001387131-23-002096) (the “Original Form ABS-15G”) to correct the checkmark on the cover page of the Original Form ABS-15G to indicate that the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EPO II (B) CH LLC (Securitizer)

By: Ellington Management Group, L.L.C., its Investment Manager
Date: February 15, 2023
	By:	/s/ Jason Frank
Name: Jason Frank Title: Authorized Signatory (senior officer in charge of securitization)